Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2017
Property, plant and equipment
Schedule of property, plant and equipment

	December 31,
	2017	2016
	(€ in thousands)
Land, buildings and leasehold improvements	17,415	12,020
Plant and machinery (includes assets under finance lease)	8,650	6,730
Other facilities, factory and office equipment	1,625	1,522
Assets under construction and prepayments made	8	3,249
Total	27,698	23,521
Thereof pledged assets of Property, Plant and Equipment	7,046	6,446
Leased assets included in Property, Plant and Equipment:	881	1,208
Printers	613	964
Printers leased to customers under operating lease	97	141
Other factory equipment	171	103

Composition of, and annual movement in, intangible assets and property, plant and equipment

2017

	(€ in thousands)
	Acquisition and manufacturing cost						Depreciation and amortization						Carrying amount
	01/01/2017	Additions	Disposals	Transfer	FX	12/31/2017	01/01/2017	Current year	Disposals	Transfer	FX	12/31/2016	12/31/2017
Intangible assets
Software	798	137	17	91	(5)	1,004	283	166	16	0	(2)	431	573
Licenses	245	0	0	0	0	245	83	26	0	0	0	109	136
Prepayments made on intangible assets	205	328	40	(91)	0	402	40	0	40	0	0	0	402
Total	1,248	465	57	0	(5)	1,651	406	192	56	0	(2)	540	1,111
Property, plant and equipment
Land, buildings and leasehold improvements	12,948	2,878	30	3,076	(169)	18,703	928	400	30	0	(10)	1,288	17,415
Plant and machinery	13,160	5,780	3,048	429	(376)	15,945	7,429	1,830	1,408	196	(114)	7,933	8,012
Other facilities, factory and office equipment	3,228	479	180	4	(47)	3,484	1,762	432	169	0	(20)	2,005	1,479
Assets under construction and prepayments made	3,249	9	0	(3,236)	(14)	8	0	0	0	0	0	0	8
Subtotal	32,585	9,146	3,258	273	(606)	38,140	10,119	2,662	1,607	196	(144)	11,226	26,914
Leased products	2,258	123	0	(273)	(10)	2,098	1,203	309	0	(196)	(2)	1,314	784
Total	34,843	9,269	3,258	0	(616)	40,238	11,322	2,971	1,607	0	(146)	12,540	27,698

2016

	(€ in thousands)
	Acquisition and manufacturing cost						Depreciation and amortization							Carrying amount
	01/01/2016	Additions	Disposals	Transfer	FX	12/31/2016	01/01/2016	Current year	Disposals	Impairment	Transfer	FX	12/31/2016	12/31/2016
Intangible assets
Software	461	229		109	(1)	798	182	101					283	515
Licenses	245					245	56	27					83	162
Order backlog	103	--	--	--	--	103	103	--	--	--	--	--	103	--
Customer list	622	--	--	--	--	622	622	--	--	--	--	--	622	--
Digital library	464	--	--	--	--	464	464	--	--	--	--	--	464	--
Prepayments made on intangible assets	159	155	--	(109)		205	--	--	40	--	--	--	40	165
Goodwill	1,273	--	--	--	(143)	1,130	--	--	--	1,130	--	--	1,130	--
Total	3,328	384	--	--	(144)	3,567	1,427	128	40	1,130	--	--	2,725	842
Property, plant and equipment
Land, buildings and leasehold improvements	12,751	155			42	12,948	584	341				3	928	12,020
Plant and machinery	12,822	1,332	1,249	553	(298)	13,160	6,610	1,294	753		393	(115)	7,429	5,731
Other facilities, factory and office equipment	2,727	548	34	35	(48)	3,228	1,383	395	15		28	(29)	1,762	1,466
Assets under construction and prepayments made	101	3,186	35	(3)		3,249	0						0	3,249
Subtotal	28,402	5,221	1,318	585	(304)	32,585	8,577	2,030	768	--	421	(141)	10,119	22,466
Leased products	2,800	41		(585)	2	2,258	1,241	384			(421)	(1)	1,203	1,055
Total	31,202	5,262	1,318	--	(302)	34,843	9,818	2,414	768	--	--	(142)	11,322	23,521